Leases (Details)			12 Months Ended
	Apr. 04, 2022 USD ($)	Apr. 04, 2022 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Leases [Line Items]
Lease agreement term	3 years	3 years
Lease agreement extend term	2 years	2 years	2 years
Lease payment			$ 68,000	$ 59,000
Increase in percentage of lease payment	5.00%	5.00%
Deposit of guarantee for lease commitments	$ 15,000
First Two Years Lease Payments [Member]
Leases [Line Items]
Lease payment	4,600	₪ 16,500
Third Year Lease Payments [Member]
Leases [Line Items]
Lease payment	$ 4,800	₪ 17,200